Investment Objectives and Goals	Aug. 31, 2025
EMQQ The Emerging Markets Internet ETF
Prospectus [Line Items]
Risk/Return [Heading]	EMQQ The Emerging Markets Internet ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

EMQQ The Emerging Markets Internet ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet Index (the “Index”).

FMQQ The Next Frontier Internet ETF
Prospectus [Line Items]
Risk/Return [Heading]	FMQQ The Next Frontier Internet ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

FMQQ The Next Frontier Internet ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the FMQQ The Next Frontier Internet Index (the “Index”).

INQQ The India Internet ETF
Prospectus [Line Items]
Risk/Return [Heading]	INQQ The India Internet ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The INQQ The India Internet ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of INQQ The India Internet Index (the “Index”).